Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Concentrations

Note 15—Concentrations

During the three and nine months ended September 30, 2021, the Company had two significant customers that accounted for approximately 31% and 29% of total revenues, respectively. During the three and nine months ended September 30, 2020, the Company had two significant customers that accounted for approximately 28% and 28% of total revenues, respectively. As of September 30, 2021 and December 31, 2020, approximately 27% and 23%, respectively, of the Company’s accounts receivable and contract assets were due from these two customers.

Note 19—Concentrations

During the years ended December 31, 2020 and 2019, the Company had two significant customers that accounted for approximately 28% and 25% of total revenues, respectively. As of December 31, 2020 and 2019, approximately 23% and 16%, respectively, of the Company’s accounts receivable and contract assets were due from these two customers.